FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2021 and 2022, respectively:

	December 31, 2022			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	160,406,301	—	160,406,301

	December 31, 2021			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	773,678,455	—	773,678,455